UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 16, 2004

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:             Frank C. Atkins, Jr.
Address:          CSX Capital Management, Inc.
                  500 Water St. C-110
                  Jacksonville, FL  32202

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank C. Atkins, Jr.
Title:            President
Phone:            (904) 359.1339

Signature, Place, and Date of Signing

/s/ Frank C. Atkins, Jr.   Jacksonville, FL          March 16, 2004
------------------------

Report Type (Check only one):

[ X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $105,589,465

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Through 3/16/04 - 1ST Quarter   Form 13F INFORMATION TABLE

                                                                                                         Voting Authority Shares
                                                                                                         -----------------------
                                                        Shares or  Share/  PUT/   Invest.     Other
Name of Issuer         Title of Class  CUSIP   Value   Prin Amt    PRN    CALL  Discretion    Mgrs.      Sole    Shares    None
--------------         --------------  -----   -----   ---------  -----  -----  ----------    -----      ----    ------    -----
AVERY DENNISON CORP COM     Common   53611109 2,124,150    35,000                 Sole                   35,000
BELLSOUTH CORP COM          Common   79860102 2,724,000   100,000                 Sole                  100,000
BRISTOL MYERS SQUIBB CO COM Common  110122108 2,840,625   112,500                 Sole                  112,500
CATERPILLER INC COM         Common  149123101 3,767,500    50,000                 Sole                   50,000
CHEVRON TEXACO CORP         Common  166764100 3,068,800    35,000                 Sole                   35,000
CHUBB CORP                  Common  171232101 4,155,000    60,000                 Sole                   60,000
CONAGRA FOOD INC            Common  205887102 3,966,000   150,000                 Sole                  150,000
CONOCO PHILLIPS             Common  20825C104 4,030,574    58,789                 Sole                   58,789
DEERE & CO                  Common  244199105 3,239,500    50,000                 Sole                   50,000
EATON CORP                  Common  278058102 2,218,400    40,000                 Sole                   40,000
ELECTRA DATA SYS CORP COM   Common  285661104 3,377,500   175,000                 Sole                  175,000
EXXON MOBIL CORP COM        Common  30231G102 2,103,500    50,000                 Sole                   50,000
FORTUNE BRANDS INC          Common  349631101 3,560,000    50,000                 Sole                   50,000
GENUINE PARTS CO COM        Common  372460105 3,334,000   100,000                 Sole                  100,000
HEWLETT-PACKARD CO          Common  428236103 4,358,000   200,000                 Sole                  200,000
INTL BUSINESS MACH CORP COM Common  459200101 1,617,875    17,500                 Sole                   17,500
MORGAN J P CHASE & CO       Common  46625H100 2,893,100    70,000                 Sole                   70,000
KERR MCGEE CORP COM         Common  492386107 3,779,250    75,000                 Sole                   75,000
KIMBERLY-CLARK CORP         Common  494368103 3,690,000    60,000                 Sole                   60,000
LINCOLN NATIONAL            Common  534187109 3,431,250    75,000                 Sole                   75,000
MARSH & MC LENNAN CO'S INC  Common  571748102 3,447,000    75,000                 Sole                   75,000
MAY DEPARTMENT STORES       Common  577778103 2,131,350    65,000                 Sole                   65,000
MAYTAG CORP COM             Common  578592107 3,474,000   120,000                 Sole                  120,000
MBNA CORP COM               Common  55262L100 2,691,000   100,000                 Sole                  100,000
MERCK & CO INC COM          Common  589331107 3,383,250    75,000                 Sole                   75,000
NATL CY CORP                Common  635405103 4,188,175   116,500                 Sole                  116,500
ONEOK INC. COM STK          Common  682680103   156,561     6,900                 Sole                    6,900
PITNEY BOWES INC COM        Common  724479100 4,281,425   102,500                 Sole                  102,500
PPG IND INC COM             Common  693506107 2,841,000    50,000                 Sole                   50,000
SBC COMMUNICATIONS INC.     Common  78387G103 2,427,000   100,000                 Sole                  100,000
SOUTHTRUST CORP COM         Common  844730101 1,982,400    60,000                 Sole                   60,000
UTD TECHNOLOGIES CORP COM   Common  913017109 3,081,400    35,000                 Sole                   35,000
V F CORP COM                Common  918204108 4,106,880    93,000                 Sole                   93,000
WEYERHAEUSER CO             Common  962166104 3,119,000    50,000                 Sole                   50,000
GRAND TOTAL                                 105,589,465 2,612,689                                     2,612,689